RELATED PARTY TRANSACTIONS (Amounts Due from Related Parties) (Details) (CNY)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties	66,143,414	23,638,777
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	18,983,877	5,215,706
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	6,913,654	4,040,987
Expedia (refer to a5) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	97,319	236,001
Kuxun (refer to b4) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		185,375
Tencent (refer to c1) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	20,327,198	8,024,273
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,000,000	5,000,000
Tencent (refer to c3) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	300,000	300,000
Expedia (refer to d2) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	865,678	374,575
Jiuyou (refer to e) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	13,547,426
2012 Second Affiliate Company (refer to g) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	100,000
Other [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	8,262	261,860